UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  Jeanine M. Herold     Fort Wayne, IN     July 30, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $102,814 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778      416    11212 SH       SOLE                        0        0    11212
GENERAL ELECTRIC CO            COM              369604103      208    17713 SH       SOLE                        0        0    17713
ISHARES INC                    MSCI PAC J IDX   464286665      602    19008 SH       SOLE                        0        0    19008
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107     1103    36702 SH       SOLE                        0        0    36702
ISHARES TR                     S&P MIDCAP 400   464287507    15498   268174 SH       SOLE                        0        0   268174
ISHARES TR                     BARCLYS US AGG B 464287226     2509    24560 SH       SOLE                        0        0    24560
ISHARES TR                     IBOXX INV CPBD   464287242     1055    10524 SH       SOLE                        0        0    10524
ISHARES TR                     DJ SEL DIV INX   464287168      763    21581 SH       SOLE                        0        0    21581
ISHARES TR                     S&P SMLCP VALU   464287879     6422   136411 SH       SOLE                        0        0   136411
ISHARES TR                     S&P MIDCP VALU   464287705      592    11357 SH       SOLE                        0        0    11357
ISHARES TR                     MSCI EAFE IDX    464287465    10427   227620 SH       SOLE                        0        0   227620
ISHARES TR                     S&P SMLCAP 600   464287804      669    15067 SH       SOLE                        0        0    15067
ISHARES TR                     S&P EURO PLUS    464287861      620    19773 SH       SOLE                        0        0    19773
ISHARES TR                     S&P 500 INDEX    464287200    12023   130188 SH       SOLE                        0        0   130188
ISHARES TR                     RUSSELL MIDCAP   464287499     1596    24363 SH       SOLE                        0        0    24363
ISHARES TR                     RUSL 2000 VALU   464287630      613    13173 SH       SOLE                        0        0    13173
ISHARES TR                     RUSSELL1000VAL   464287598      955    20062 SH       SOLE                        0        0    20062
ISHARES TR                     RUSSELL 1000     464287622     1413    27895 SH       SOLE                        0        0    27895
ISHARES TR                     S&P 500 VALUE    464287408    13022   298260 SH       SOLE                        0        0   298260
JPMORGAN CHASE & CO            COM              46625H100      905    26542 SH       SOLE                        0        0    26542
LINCOLN NATL CORP IND          COM              534187109     2033   118106 SH       SOLE                        0        0   118106
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      333    16856 SH       SOLE                        0        0    16856
SPDR TR                        UNIT SER 1       78462F103     1773    19283 SH       SOLE                        0        0    19283
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     1238    15936 SH       SOLE                        0        0    15936
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      376    10918 SH       SOLE                        0        0    10918
VANGUARD INDEX FDS             VALUE ETF        922908744     2644    66863 SH       SOLE                        0        0    66863
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     2408    55848 SH       SOLE                        0        0    55848
VANGUARD INDEX FDS             REIT ETF         922908553     2432    78425 SH       SOLE                        0        0    78425
VANGUARD INDEX FDS             MID CAP ETF      922908629     3929    83937 SH       SOLE                        0        0    83937
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1879    45048 SH       SOLE                        0        0    45048
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866      816    17651 SH       SOLE                        0        0    17651
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     1068    26525 SH       SOLE                        0        0    26525
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1012    31810 SH       SOLE                        0        0    31810
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     4263   118719 SH       SOLE                        0        0   118719
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1512    52925 SH       SOLE                        0        0    52925
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     1958    61152 SH       SOLE                        0        0    61152
VANGUARD WORLD FD              MEGA VALUE 300   921910840     1515    51369 SH       SOLE                        0        0    51369
WILLIAMS COS INC DEL           COM              969457100      214    13698 SH       SOLE                        0        0    13698